Investments Available-For-Sale Securities (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Schedule of Available-for-sale Securities [Line Items]
Cost	$ 126,809	$ 129,799
Gross Unrealized Gain	3,209	6,250
Gross Unrealized Loss	(605)	(26)
Available-for-sale equity securities	129,413	136,023
Equity Funds [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost	24,737	44,944
Gross Unrealized Gain	2,423	4,814
Gross Unrealized Loss	0	(5)
Available-for-sale equity securities	27,160	49,753
Fixed Income Funds [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost	102,072	84,855
Gross Unrealized Gain	786	1,436
Gross Unrealized Loss	(605)	(21)
Available-for-sale equity securities	$ 102,253	$ 86,270